Employee benefit obligations - Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr 5,630	SFr 3,045
Contributions by the employer	1,471	661
Employee benefit obligations at December 31	5,853	5,630
Plan assets
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	11,121	8,238
Contributions by the employer	1,471	661
Contributions by the employees	1,474	983
Interest income employee benefits	24	27
Benefits paid	2,128	1,278
Return on plan assets excl. interest income	771	(65)
Employee benefit obligations at December 31	SFr 16,989	SFr 11,121